BASIS FOR THE PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2020
BASIS FOR THE PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS
Restatement in the balance sheet, statement of income, statement of cash flow and statement of comprehensive income

EQUITY
	12/31/2017	Adjustments		01/01/2018
Equity
Dividendo adicional proposto
Accumulated profits	2,525,081	(1,500,319)	(a)	1,024,762
Other equity items	42,339,377	—		42,339,377
Interest of controlling shareholders	44,864,458	(1,500,319)		43,364,139

Interest of non-controlling shareholders	415,743	(1,012)	(a)	414,731

Total Equity	45,280,201	(1,501,331)		43,778,870

a) Contractual Assets - Refers to the remeasurement of transmission assets considering the new assumptions (use of the implicit rate) established in the guidance issued by the CVM. The adjustments related to the accumulated profits of the opening balance are related to a remeasurement of transmission assets in the negative amount of R$ 1,868,075, remeasurement of contract assets in investees companies in the amount of R$ 27,869 and its effect on deferred taxes in the amount of R$ 249,182.

ASSETS	12/31/2018	Adjustments		Reclassification		12/31/2018

Current
Contractual transmission assets	1,302,959	(677,738)	(a)	6,813,292	(b)	7,438,513
Financial assets - Concessions and Itaipu	6,013,891	—		(6,013,891)	(b)(c)	—
Other Current Assets	39,528,563	—		—		39,528,563
	46,845,413	(677,738)		799,401		46,967,076
Non-current
Deferred income tax and social contribution	553,409	324,751	(a)	—		878,160

Contractual transmission assets	13,268,837	110,213	(a)	29,464,258	(b)	42,843,308
Financial assets - Concessions and Itaipu	34,100,453	—		(29,464,258)	(b)	4,636,195
Other non-current assets	25,438,706	—		—		25,438,706
	73,361,405	434,964		—		73,796,369
Investments
Accounted for-by the equity method	26,536,198	(56,740)	(a)	—		26,479,458

Other Assets	34,467,192	—		—		34,467,192

Total Assets	181,210,208	(299,514)		799,401		181,710,095

LIABILITIES AND SHAREHOLDERS EQUITY	12/31/2018	Adjustments		Reclassification		12/31/2018

Current
Financial liabilities - Concessions and Itaipu	—	—		799,401	(c)	799,401
Other Current Liabilities	36,523,971	—		—		36,523,971
	36,523,971	—		799,401		37,323,372
Non-current
Post-employment benefit	2,894,949	84,418	(d)	—		2,979,367
Deferred income tax and social contribution	8,315,386	(54,885)	(a)(d)	—		8,260,501
Other non-current liabilities	77,466,954	—		—		77,466,954
	88,677,289	29,533		—		88,706,822
Equity
Accumulated profits	—	(296,156)	(a)	—		(296,156)
Other accumulated comprehensive loss	(5,517,424)	(71,244)	(d)	—		(5,588,668)
Other equity items	61,060,330	—		—		61,060,330
Interest of controlling shareholders	55,542,906	(367,400)		—		55,175,506

Interest of non-controlling shareholders	466,042	38,353	(a)	—		504,395

Total Equity	56,008,948	(329,047)		—		55,679,901

Total of Liabilities and Equity	181,210,208	(299,514)		799,401		181,710,095

a)

Contractual Assets - Refers to the remeasurement of transmission assets considering the new assumptions (use of the implicit rate) established in the guidance issued by the CVM. For more details, see note 17;

b)

Existing Basic System Network (RBSE) - Refers to the adjustment of the classification and measurement of its transmission assets - of the RBSE by fair value, until then classified as from financial assets and after adjustments the amount was reclassified and remeasured. For more details, see note 17;to contractual assets.;

c)

Itaipu's Financial Assets - Refers to the reclassification of the Financial Liabilities of Itaipu, previously presented net with other financial assets of the Company, however, when reflecting the reclassification of the transmission assets from RBSE to contractual assets, the current assets and liabilities of Itaipu presented a negative net balance which we reclassified to Financial Liabilities, due to their nature; and

d)	Revision of the actuarial reservers.

STATEMENT OF INCOME FOR THE YEAR		12/31/2018		Adjustments			12/31/2018
Net operating revenue		25,772,305		442,548	(i)		26,214,853
Operating profit before financial result		15,920,299		442,548			16,362,847
Financial result		(1,374,631)		927,163	(ii)		(447,468)
Profit before results of equity, investments, taxes and social contributions		14,545,668		1,369,711			15,915,379
Results of equity method investments		1,384,850		(80,827)	(iii)		1,304,023
Profit before taxes and social contributions		15,930,518		1,288,884			17,219,402
Deferred income tax and social contribution		657,860		(79,216)	(iv)		578,644
Net income for year of continuing operations		13,446,800		1,209,668			14,656,468
Net income for the year		13,347,577		1,209,668			14,557,245
Amount attributed to owners of the company		13,262,378		1,204,161			14,466,539
Amount attributed to non-controlling Interests		85,199		5,506			90,705
Earning per share
Profit basic per share (ON)	R$	9.62	R$	1.08		R$	10.70
Profit basic per share (PN)	R$	10.58	R$	0.13		R$	10.71
Profit diluted per share (ON)	R$	9.52	R$	0.88		R$	10.40
Profit diluted per share (PN)	R$	10.48	R$	0.96		R$	11.44
Continued Operation
Profit basic per share (ON)	R$	9.60	R$	1.09		R$	10.69
Profit basic per share (PN)	R$	10.56	R$	0.13		R$	10.69
Profit diluted per share (ON)	R$	9.51	R$	0.87		R$	10.38
Profit diluted per share (PN)	R$	10.46	R$	0.96		R$	11.42

(i)Different assumptions (use of the implicit rate) were used for the adjustments for the remeasurement of the assets in their review, for further details see note 17, which generated an increase in net operating revenue in the amount of R$ 442,458;

(ii)The effect on net financial income, in the amount of R$ 927,163, is due to the derecognition of the fair value of RBSE's transmission asset, which previously recognized as a financial asset valued at fair value;

(iii)The reduction in the amount of R$ 80,827 relates to the remeasurement of the transmission assets of the invested Companies; and

(iv)With the effects of the remeasurements, the Subsidiaries recalculated their deferred taxes, with the particularities of rates corresponding to each Subsidiary, generating a reduction in the amount of R$ 79,216.

STATEMENT OF COMPREHENSIVE INCOME	12/31/2018	Adjustments		12/31/2018
Net income for the year	13,347,577	1,209,668	(v)	14,557,245
Other components of the comprehensive income Actuarial gains or losses	19,105	(71,544)	(vi)	(52,439)
Other components of the comprehensive income in the year	(1,359,117)	—		(1,359,117)

Total comprehensive income for the year	12,007,565	1,138,124		13,145,689

Portion attributed to controlling shareholders	11,922,366	1,134,152		13,056,518
Non-controlling portion	85,199	3,972		89,171

	12,007,565	1,138,124		13,145,689

(v)The increase in net income for the year is the result of the different assumptions (use of the implicit rate) were used for the adjustments for the remeasurement of the assets in their review, as detailed above, and including the effects of derecognition of fair value, adjustments of transmission assets of investees and their impact on deferred taxes; and

(vi)Revision of the actuarial reservers.

ASSETS	12/31/2019	Adjustments		Reclassification		12/31/2019

Current
Contractual transmission assets	1,116,009	1,471,897	(a)	5,224,850	(b)	7,812,756
Financial assets - Concessions and Itaipu	5,927,964	—		(5,927,964)	(b)(c)	—
Other current assets	33,674,490	—		—		33,674,490
	40,718,463	1,471,897		(703,114)		41,487,246
Non-current
Deferred income tax and social contribution	463,451	184,452	(a)	—		647,903
Contractual transmission assets	13,744,276	302,198	(a)	27,649,993	(b)	41,696,467
Financial assets - Concessions and Itaipu	31,633,512	—		(27,649,993)	(b)	3,983,519
Other non-current assets	27,823,179	—		—		27,823,179
	73,664,418	486,650		—		74,151,068
Investments
Accounted for-by the equity method	27,055,929	(99,665)	(a)	—		26,956,264

Other Assets	36,027,905	—		—		36,027,905

Total Assets	177,466,715	1,858,882		(703,114)		178,622,483

LIABILITIES AND SHAREHOLDERS EQUITY	12/31/2019	Adjustments		Reclassification		12/31/2019

Current
Financial liabilities - Concessions and Itaipu	—	—		703,114	(c)	703,114
Other current Liabilities	25,638,057	—		—		25,638,057
	25,638,057	—		703,114		26,341,171
Non-current
Post-employment benefit	4,353,406	472,682	(d)	—		4,826,088
Deferred income tax and social contribution	3,978,754	214,853	(a)(d)	—		4,193,607
Other non-current liabilities	72,102,352	—		—		72,102,352
	80,434,512	687,535		—		81,122,047
Equity
Accumulated profits	—	201,752	(a)	—		201,752
Other accumulated comprehensive loss	(5,904,821)	(406,509)	(d)	—		(6,311,330)
Other Equity Items	76,811,622	—		—		76,811,622
Interest of controlling shareholders	70,906,801	(204,757)		—		70,702,044

Interest of non-controlling shareholders	487,345	(30,124)	(a)	—		457,221

Total Equity	71,394,146	(234,881)		—		71,159,265

Total of Liabilities and Equity	177,466,715	452,654		703,114		178,622,483

a)

Contractual Assets - Refers to the remeasurement of transmission assets considering the new assumptions (use of the implicit rate) established in the guidance issued by the CVM. For more details, see note 17;

b)

Existing Basic System Network (RBSE) - Refers to the adjustment of the classification and measurement of its transmission assets – of the RBSE by fair value, until then classified as from financial assets and after adjustments the amount was reclassified and remeasured. For more details, see note 17;

c)

Itaipu's Financial Assets - Refers to the reclassification of the Financial Liabilities of Itaipu, previously presented net with other financial assets of the Company, however, when reflecting the reclassification of the transmission assets from RBSE to contractual assets, the current assets and liabilities of Itaipu presented a negative net balance o which we reclassified to Financial Liabilities, due to their nature; and

d)	Revision of the actuarial reservers.

STATEMENT OF INCOME FOR THE YEAR	12/31/2019	Adjustments		12/31/2019

Net operating revenue	27,725,527	1,316,602	(i)	29,042,129
Operating profit before financial result	7,284,184	1,316,602		8,600,786

Financial result	(2,081,026)	(367,760)	(ii)	(2,448,786)
Profit before results of equity, investments, taxes and social contributions	5,203,158	948,842		6,152,000

Results of equity method investments	1,140,733	(99,662)	(iii)	1,041,071

Profit before taxes and social contributions	6,368,606	849,180		7,217,786

Deferred income tax and social contribution	3,755,237	(459,603)	(iv)	3,295,634

Net income for year of continuing operations	7,458,868	389,577		7,848,445

Net income for the year	10,743,843	389,577		11,133,420

Amount attributed to owners of the company	10,697,124	497,912		11,195,036
Amount attributed to non-controlling interests	46,719	(108,335)		(61,617)

Earnings per share

Profit basic per share (ON)	R$7.76	R$0.36		R$8.12
Profit basic per share (PN)	R$8.53	R$0.40		R$8.93
Profit diluted per share (ON)	R$6.65	R$0.31		R$6.96
Profit diluted per share (PN)	R$7.31	R$0.34		R$7.65

Continued Operation
Profit basic per share (ON)	R$5.37	R$0.36		R$5.73
Profit basic per share (PN)	R$5.91	R$0.40		R$6.31
Profit diluted per share (ON)	R$4.61	R$0.31		R$4.92
Profit diluted per share (PN)	R$5.07	R$0.34		R$5.40

(i)Different assumptions (use of the implicit rate) were used for the adjustments for the remeasurement of the assets in their review, for further details see note 17, which generated an increase in net operating revenue in the amount of R$ 1,316,602;

(ii)The effect on net financial income, in the amount of R$ 367,760, is due to the derecognition of the fair value of RBSE's transmission asset, which previously recognized as a financial asset valued at fair value;

(iii)The reduction in the amount of R$ 99,662 relates to the remeasurement of the transmission assets of the invested Companies; and

(iv)With the effects of the remeasurements, the Subsidiaries recalculated their deferred taxes, with the particularities of rates corresponding to each Subsidiary, generating a reduction in the amount of R$ 459,603.

STATEMENT OF COMPREHENSIVE INCOME	12/31/2019	Adjustments		12/31/2019

Net income for the year	10,743,843	389,577	(v)	11,133,420

Other components of comprehensive income	395,519	—		395,519

Actuarial gains or losses	(1,688,837)	(386,633)	(vi)	(2,075,470)
Deferred Income tax/social Contribution on net income	913,469	51,368	(vi)	964,837
	(379,849)	(335,265)		(715,114)
Items that may be reclassified to profit or loss	(7,548)	—		(7,548)

Other components of the comprehensive income in the year	(387,397)	(335,265)		(722,662)

Total comprehensive income for the year	10,356,446	54,312		10,410,758

Portion attributed to controlling shareholders	10,309,727	162,647		10,472,374
Non-controlling portion	46,719	(108,335)		(61,616)

	10,356,446	54,312		10,410,758

(v)The increase in net income for the year is the result of the different assumptions (use of the implicit rate) were used for the adjustments for the remeasurement of the assets in their review, as detailed above, and including the effects of derecognition of fair value, adjustments of transmission assets of investees and their impact on deferred taxes; and

(vi)Revision of the actuarial reservers.

4.3.3 - Revision of comparative balances in 2019.

In addition, the 2018 income statement was adjusted to reflect an error from continued to discontinued operations in the amount R$1.2 billion and reclassified the fair value of the RBSE in the amounted R$ 797 million. This error was corrected in the 2019 Financial Statements.

		12/31/2018					12/31/2018
		(Originally reported)		Adjustments		(Previously reported)			Adjustments			12/31/2018
Net Operating Revenue		24,975,747		796,558	(b)		25,772,305		442,548	(c)		26,214,853
Operational Expenses		(11,039,284)		1,187,278	(a)		(9,852,006)		—			(9,852,006)
Operating profit before Financial Income		13,936,463		1,983,836			15,920,299		442,548			16,362,847
Financial Result		(578,073)		(796,558)	(b)		(1,374,631)		927,163	(d)		(447,468)
Results of equity method investments		1,384,850		—			1,384,850		(80,827)	(e)		1,304,023
Profit before Tax and Social Contribution		14,743,240		1,187,278			15,930,518		1,288,884			17,219,402

Deferred income tax and social contribution		657,860		—			657,860		(79,216)	(f)		578,644

Net profit from continuing operations		12,259,522		1,187,278			13,446,800		1,209,668			14,656,468

Profit (loss) from discontinued operations		1,088,055		(1,187,278)	(a)		(99,223)		—			(99,223)

Net Income of the Year		13,347,577		—			13,347,577		1,209,668			14,557,245

Amount attributed to owners of the company		13,262,378		1,204,161			13,262,378		1,204,161			14,466,539
Amount attributed to non-controlling Interests		85,199		5,506			85,199		5,506			90,705

Earning per share

Profit basic per share (ON)	R$	9.62	R$	0.00		R$	9.62	R$	1.08		R$	10.70
Profit basic per share (PN)	R$	10.58	R$	0.00		R$	10.58	R$	0.13		R$	10.71
Profit diluted per share (ON)	R$	9.49	R$	0.03		R$	9.52	R$	9.52		R$	10.40
Profit diluted per share (PN)	R$	10.48	R$	0.00		R$	10.48	R$	0.96		R$	11.44

Continued Operation

Profit basic per share (ON)	R$	8.74	R$	0.86		R$	9.60	R$	1.09		R$	10.69
Profit basic per share (PN)	R$	9.62	R$	0.94		R$	10.56	R$	0.13		R$	10.69
Profit diluted per share (ON)	R$	8.63	R$	0.88		R$	9.51	R$	0.87		R$	10.38
Profit diluted per share (PN)	R$	9.49	R$	0.97		R$	10.46	R$	0.96		R$	11.42

(a)

This reclassification refers to the Fuel Consumption Account (CCC) provision arising from inspections of revious years of the distribution companies, which were classified as assets held for sale. These amounts were recognized in the Income Statement in 2018 as part of the continued operations. In accordance with FRS 5, as a result of the sale of these assets, we reclassified these provision amounts separately in the income statement as discontinued operations.

(b)

For presentation purposes, the Company reclassified the fair value of the RBSE to financial result, while the amortized cost update portion of the RBSE asset remains in operating revenue. The update portion, classified as operating revenue, is consistent with the Company's business model, to receive cash flows from this asset until maturity and represents the return on invested capital, as compared with investments related to management of cash flow from the transmission assets.

(c)

Different assumptions (use of the implicit rate) were used for the adjustments for the remeasurement of the assets in their review, for further details see note 17, which generated an increase in net operating revenue in the amount of R$ 442,458;

(d)

The effect on net financial income, in the amount of R$ 927,163, is due to the derecognition of the fair value of RBSE’s transmission asset, which previously recognized as a financial asset valued at fair value;

(e)	The reduction in the amount of R$ 80,827 relates to the remeasurement of the transmission assets of the invested Companies; and
(f)

With the effects of the remeasurements, the Subsidiaries recalculated their deferred taxes, with the particularities of rates corresponding to each Subsidiary, generating a reduction in the amount of R$ 79,216.

Schedule of new and revised standards and interpretations already issued and not yet adopted

Revised Standards	Change	Applicable from
IFRS 9, IAS 39, IFRS 7, IFRS 4, IFRS 16	Addition of new disclosure requirements on the effects brought about by the reform of the benchmark interest rate (LIBOR).	01/01/2021
IAS 37

Specifying what costs a company should include when assessing whether a contract is costly. The costs directly related to the fulfillment of the contract must be considered in the cash flow assumptions.

01/01/2022
IAS 16	Allow revenue and cost recognition of amounts related to the sale of items produced during the asset's testing phase.	01/01/2022

Schedule of subsidiaries

	31/12/2020		31/12/2019
	Participation		Participation
	Direct	Indiret	Direct	Indiret
Subsidiaries
Eletronuclear	99.95%	—	99.91%	—
CGT Eletrosul (a)	99.89%	—	99.99%	—
Chesf	99.58%	—	99.58%	—
Furnas	99.56%	—	99.56%	—
Eletronorte	99.66%	—	99.48%	—
Eletropar	83.71%	—	83.71%	—
Chuí IX (b)	—	—	99.99%	—
Hermenegildo I (b)	—	—	99.99%	—
Hermenegildo II (b)	—	—	99.99%	—
Hermenegildo III (b)	—	—	99.99%	—
Santa Vitoria do Palmar (b)	—	—	78.00%	—
Eletrosul (a)	—	—	99.88%	—
Brasil Ventos Energia	—	99.56%	—	99.56%
Transenergia Goiás	—	99.44%	—	99.44%
Amazonas GT (c)	—	99.48%	100.00%	—
Livramento Holding	—	78.00%	—	78.00%
Transmissora Delmiro Gouveia (TDG) (d)	—	—	—	100.00%
Geribatu I	—	—	—	100.00%
Geribatu II	—	—	—	100.00%
Geribatu III	—	—	—	100.00%
Geribatu IV	—	—	—	100.00%
Geribatu V	—	—	—	100.00%
Geribatu VI	—	—	—	100.00%
Geribatu VII	—	—	—	100.00%
Geribatu VIII	—	—	—	100.00%
Geribatu IX	—	—	—	100.00%
Geribatu X	—	—	—	100.00%
Transmissora Sul Brasileira de Energia (TSBE) (e)	—	—	—	99.88%
Chuí Holding (b)	—	—	—	78.00%

Complexo Eólico Pindaí I
Angical 2 Energia	—	99.96%	—	99.96%
Caititu 2 Energia	—	99.96%	—	99.96%
Caititu 3 Energia	—	99.96%	—	99.96%
Carcará Energia	—	99.96%	—	99.96%
Corrupião 3 Energia	—	99.96%	—	99.96%
Teiú 2 Energia	—	99.95%	—	99.95%
Acauã Energia	—	99.93%	—	99.93%
Arapapá Energia	—	99.90%	—	99.90%

Complexo Eólico Pindaí II
Coqueirinho 2 Energia	—	99.98%	—	99.98%
Papagaio Energia	—	99.96%	—	99.96%

Complexo Eólico Pindaí III
Tamanduá Mirim 2 Energia	—	83.01%	—	83.01%

Joint operations (consortiums)
Consórcio Cruzeiro do Sul	—	49.00%	—	49.00%

(a)In January 2020, Eletrosul was merged into CGTEE. The resulting company was renamed CGT Eletrosul - Companhia de Geração e Transmissão de Energia Elétrica do Sul do Brasil;

(b)In November 2020, the transfer of all the shares held by Eletrobras was completed, see note 44.4;

(c)In March 2020, the shares of Amazonas GT were transferred to Eletronorte, through the settlement of accounts receivable and payable between related parties, thus making Amazonas GT an indirect subsidiary of Eletrobras;

(d)In May 2020, TDG was incorporated by Chesf; and

(e)In December 2020, TSBE was merged into CGT Eletrosul.